Long-Term Investments (Details 3) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets	$ 1,527,182	$ 566,476	$ 2,643,332
Current Liabilities	12,435,155	10,987,786	4,400,247
Shareholders' Equity (Deficit)	(5,762,310)	(5,657,996)	(1,756,915)
Rgene [Member]
Current Assets	94,305	98,168
Noncurrent Assets	39,541	14,779
Current Liabilities	292,588	261,685
Noncurrent Liabilities	11,424
Shareholders' Equity (Deficit)	(170,166)	(148,738)
BioFirst [Member]
Current Assets	7,324,390	7,551,898
Noncurrent Assets	1,639,340	1,608,460
Current Liabilities	1,805,325	1,648,206
Noncurrent Liabilities	36,502
Shareholders' Equity (Deficit)	$ 7,121,903	$ 7,512,152